Inventories - Summary Of Schedule Of Inventory Current (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Inventory [Line Items]
Products	¥ 534,061	$ 73,166	¥ 454,548
Packing materials and others	19,540	2,677	17,324
Inventories	¥ 553,601	$ 75,843	¥ 471,872